Significant Accounting Policies - Net Income Per Share of Common Stock (Details) - USD ($)	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Significant Accounting Policies
Antidilutive securities excluded from computation of earnings per share					7,531,250			7,531,250
Class A common stock subject to possible redemption
Net income (loss)	$ (2,649,698)	$ (553,118)	$ 70,232	$ 2,183,850	$ (3,202,816)	$ 2,254,083	$ 3,967,305	$ 6,761,782
Numerator: Net Income
Net income (loss)	(2,649,698)		70,233		(3,202,816)	2,254,082
Class A common stock subject to possible redemption
Numerator: Net Income
Net income (loss) attributable to Class A common stock subject to possible redemption	$ (1,725,636)		$ 56,186		$ (2,085,858)	$ 1,803,266	$ 1,790,723	$ 5,409,426
Denominator: Weighted average common stock
Weighted average shares outstanding, basic	6,711,135		14,375,000		6,711,135	14,375,000	3,128,238	14,375,000
Weighted average shares outstanding, diluted	6,711,135		14,375,000		6,711,135	14,375,000	3,128,238	14,375,000
Basic net income (loss) per common share	$ (0.26)		$ 0.00		$ (0.31)	$ 0.13	$ 0.57	$ 0.38
Diluted net income (loss) per common share	$ (0.26)		$ 0.00		$ (0.31)	$ 0.13	$ 0.57	$ 0.38
Non Redeemable Class B Common Stock
Numerator: Net Income
Net income (loss)							$ 3,967,305	$ 6,761,782
Net Income (loss) attributable to non-redeemable Class A and Class B common stock	$ (924,062)		$ 14,047		$ (1,116,958)	$ 450,816	$ 2,176,582	$ 1,352,356
Denominator: Weighted average common stock
Weighted average shares outstanding, basic	3,593,750		3,593,750		3,593,750	3,593,750	3,802,299	3,593,750
Weighted average shares outstanding, diluted	3,593,750		3,593,750		3,593,750	3,593,750	3,802,299	3,593,750
Basic net income (loss) per common share	$ (0.26)		$ 0.00		$ (0.31)	$ 0.13	$ 0.57	$ 0.38
Diluted net income (loss) per common share	$ (0.26)		$ 0.00		$ (0.31)	$ 0.13